1. Nature of Operations and Continuance of Business (Details) (USD $)	0 Months Ended		1 Months Ended
	Nov. 29, 2012	Nov. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jul. 31, 2013	Jun. 30, 2013	Nov. 26, 2012
Nature of Operations [Abstract]
Equity Method Investment, Ownership Percentage	100.00%	73.00%	100.00%	100.00%	100.00%	100.00%		73.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)	10,000,000	10,000,000	5,000,000	10,000,000
Stock Cancelled During Period, Shares, Cancelled (in Dollars)	$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 1,000,000
Entity's Common Shares Owned by former Officer and Director Sold in Private Transaction (in Shares)	75,000,000	75,000,000
Working Capital Deficit (in Dollars)							734,038
Retained Earnings (Accumulated Deficit) (in Dollars)							$ 870,022